Derivative Financial Instruments - Fair Value by Balance Sheet Location (Details) - Cash Flow Hedging - Derivatives designated as cash flow hedging instruments - Revelyst Business - USD ($)
$ in Thousands
	Jun. 30, 2024	Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Total	$ 312	$ (4)
Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Derivative assets	312	0
Derivative liabilities	$ 0	$ (4)